PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total	$ 611,616,459	$ 485,466,417
Depreciation of property, plant and equipment	27,487,163	27,576,077	$ 22,620,885
Building [Member]
Property, Plant and Equipment [Line Items]
Cost	322,914,381	313,210,971
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	335,808,916	237,606,822
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	25,953,939	23,035,493
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	582,375	254,630
Depreciable Asset [Member]
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	(131,106,712)	(109,191,519)
Total	554,152,899	464,916,397
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	57,463,560	$ 20,550,020
Construction in Progress [Member] | Phase 3B expansion [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 57,500,000